Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information [Abstract]
Schedule of Investing Activities with Partial Cash Payments

Investing activities with partial cash payments:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Purchase of property and equipment	$522,835	$237,564	$2,886,753
Add: Opening balance of payable on equipment	19,724	79,517	128,013
Less: Ending balance of payable on equipment	-	(19,724)	(79,517)
Cash paid during the year	$542,559	$297,357	$2,935,249

Schedule of Purchase of Property, Plant and Equipment
	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Acquisition of intangible assets	$42,838	$6,538,446	$73,093
Add: Opening balance of payable on intangible assets	3,020,475	-	727,060
Less: Reversal of payable on intangible assets	(2,150,000)	-	(727,060)
Less: Ending balance of payable on intangible assets	-	(3,020,475)	-
Cash paid during the year	$913,313	$3,517,971	$73,093